Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders Equity
Schedule of share capital

	Number of common shares	€’000	Number of preferred shares	€’000
Opening balance – January 1, 2024 (restated)	426,257	3	-	-
Issue of shares	228,696	-	-	-
Closing balance – December 31, 2024 restated	654,953	3	-	-
Issue of shares – ATM	347,283	-	-	-
Issue of shares – PIPE	610,785	-	-	-
Issue of shares – Macquarie/Keystone	590,761	-	-	-
Issue of shares – commitment/service	21,176	-	4,171,327	-
Reverse split rounding	63,333	-	-	-
QIND stock conversion	-	(4)	-	-

Closing balance – December 31, 2025	2,288,291	(1)	4,171,327	-

Schedule of Fair Value of the Warrants
Public warrants	€’000
Balance – December 31, 2024	177
Fair value on initial recognition of derivative liabilities
(Decrease) / increase due to conversions during period
(Decrease) / increase due to derecognition during period	(15)
(Gain) / loss due to fair value movements during period	(161)
(Gain) / loss due to fair value movements at remeasurement
Reclassification of convertible notes on consolidation
Balance – December 31, 2025	-

Schedule of key inputs used in option pricing model to calculate the value of warrants

	HP Warrant	Bevil Warrant	QIND Warrant #1	QIND Warrant #2

Volatility	139.93%	139.93%	80.00%	80.00%
Expected term in years	5	4	5	5
Dividend rate	0.0%	0.0%	0.0%	0.0%
Risk-free interest rate	4.5%	4.2%	3.0%	3.0%
Hurdle price	-	-	-	-
Exercise price	$1.65	$0.01	$0.58	$3.50
Share price	$1.29	$0.62	$0.49	$0.61
Fair value of warrant on grant date	€14,779	€136,591	€56,602	€8,854